FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

29.  FAIR VALUE MEASUREMENTS

The Company applies ASC 820. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Cash equivalents, time deposits and bonds payable are classified within Level 1 because they are valued by using quoted market prices.

The contingent considerations for the acquired businesses, liability classified RSU and long-term investments are classified within Level 3. The contingent considerations are based on the achievement of certain financial targets in accordance with the sales and purchase agreements for the various periods, as well as other non-financial measures. The fair value of liability classified RSU was estimated using the share price and exchange rate that the Company estimates to be settled in shares.

The Company measures equity investments elected to use the measurement alternative at fair value on a nonrecurring basis, in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition/a disposal, and an orderly transaction for identical or similar investments of the same issuer was identified.

Assets and liabilities measured at fair value on a recurring basis were summarized below:

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2018
	RMB	RMB	RMB	RMB
Cash equivalents:
- Time deposits	1,194,425	—	—	1,194,425
Short-term investments:
- Time deposits	245,014	—	—	245,014
Long-term investments
- Available-for-sale debt securities	—	—	2,537	2,537
Assets	1,439,439	—	2,537	1,441,976

Long-term borrowings:
- Bonds payable	2,030,361	—	—	2,030,361
Other liabilities:
- Liability classified RSU	—	—	4,970	4,970
Liabilities	2,030,361	—	4,970	2,035,331

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2019
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Time deposits	117,825	—	—	117,825	16,925
Short-term investments:
- Time deposits	363,856	—	—	363,856	52,265
Long-term investments
- Available-for-sale debt securities	—	—	1,713	1,713	246
Assets	481,681	—	1,713	483,394	69,436
Short-term borrowings:
- Current portion of bonds payable	912,416	—	—	912,416	131,060
Long-term borrowings:
- Bonds payable	2,089,114	—	—	2,089,114	300,082
Other liabilities:
- Liability classified RSU	—	—	2,109	2,109	303
Liabilities	3,001,530	—	2,109	3,003,639	431,445

The following table presented a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent
consideration
payable
RMB
Fair value at January 1, 2018	36,734
Changes in the fair value	(13,905)
Settlement of contingent consideration payable	(22,829)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2018	—
Transfers in and/or out of Level 3	—
Fair value at December 31, 2019	—
Fair value at December 31, 2019 (US$)	—

Liability classified
RSU
RMB
Fair value at January 1, 2018	11,865
Reclassification to equity	(587)
Reversal	(6,308)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2018	4,970
Reclassification to equity	(2,861)
Reversal	—
Transfers in and/or out of Level 3	—
Fair value at December 31, 2019	2,109
Fair value at December 31, 2019 (US$)	303